Financial Instruments and Risk Management, Liquidity risk (Details) - Liquidity Risk [Member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	$ 113,088	$ 121,771
Financial liabilities	82,313	96,559
Net financial instruments	$ 30,775	$ 25,212
Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	3.49%	4.34%
Financial assets	$ 72,290	$ 90,624
Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	23,451	11,877
Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	$ 1,007	$ 740
Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	2.14%	2.50%
Financial assets	$ 16,340	$ 18,530
Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	$ 49,608	$ 60,876
Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	16.00%	5.00%
Financial liabilities	$ 29,918	$ 25,205
Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Weighted average interest rate	9.63%	9.69%
Financial liabilities	$ 2,787	$ 5,938
Other Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities		4,540
1 Year or Less [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	101,130	121,031
Financial liabilities	67,548	76,748
Net financial instruments	33,582	44,283
1 Year or Less [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	72,290	90,624
1 Year or Less [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	23,451	11,877
1 Year or Less [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
1 Year or Less [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	5,389	18,530
1 Year or Less [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	49,608	60,876
1 Year or Less [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	15,243	12,672
1 Year or Less [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	2,697	3,200
1 Year or Less [Member] | Other Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities		0
1 to 5 Years [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	670	0
Financial liabilities	14,765	15,271
Net financial instruments	(14,095)	(15,271)
1 to 5 Years [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
1 to 5 Years [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
1 to 5 Years [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
1 to 5 Years [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	670	0
1 to 5 Years [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
1 to 5 Years [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	14,675	12,533
1 to 5 Years [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	90	2,738
1 to 5 Years [Member] | Other Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities		0
More than 5 Years [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	11,288	740
Financial liabilities	0	4,540
Net financial instruments	11,288	(3,800)
More than 5 Years [Member] | Cash and Cash Equivalents [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
More than 5 Years [Member] | Trade and Other Receivables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	0	0
More than 5 Years [Member] | Other Financial Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	1,007	740
More than 5 Years [Member] | Other Assets [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial assets	10,281	0
More than 5 Years [Member] | Trade and Other Payables [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
More than 5 Years [Member] | Interest Bearing Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	0	0
More than 5 Years [Member] | Lease Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities	$ 0	0
More than 5 Years [Member] | Other Liabilities [Member]
Financial asset and financial liability maturity analysis [Abstract]
Financial liabilities		$ 4,540